VGOF-SA2 10/24

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON ETF INVESTMENT TRUST II

SUPPLEMENT DATED OCTOBER 17, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND LISTED ON SCHEDULE A

Effective October 8, 2024, the Statement of Additional Information (SAI) for each of the Funds listed on Schedule A hereto is amended as follows:

I.	For each series listed on Schedule A hereto, the information for Jennifer M. Johnson in the “MANAGEMENT—Trustees and Officers” section of each SAI is hereby removed.

II.	For each series listed on Schedule A hereto, the following is added to the Independent Trustees table in the “MANAGEMENT—Trustees and Officers” section of each SAI:

Independent Trustees:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Alison J. Baumann (1966)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since October 2024*	60	San Mateo Police Activities League (nonprofit) (2016-present).

Principal Occupation During at Least the Past 5 Years:

Director & Chair Elect and member of governance, finance, scholarship and nominating committees, San Mateo Police Activities League (2016-present) (nonprofit); Global Head of Product Governance, Franklin Templeton (2020-2022) (financial services/asset management); Executive Vice President, Global Product Strategy, Franklin Templeton (2010-2020) (financial services/asset management); 401(k) Employee Retirement Plan Committee Member, Franklin Templeton (2017-2019) (oversight); Senior Vice President, Franklin Templeton Institutional LLC (2009-2022) (financial services ); Vice President; Senior Vice President, Franklin/Templeton Distributors, Inc. (2006-2021) (financial services).

III.

For each series listed on Schedule A hereto, the following replaces the information for Rohit Bhagat under the Independent Trustees table and the information for Patrick O’Connor under the Interested Trustee and Officers table, respectively, in the “MANAGEMENT—Trustees and Officers” section of each SAI:

Independent Trustees:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Trustee since 2021 and Chairperson of the Board since October 2024	60	AssetMark Financial Holdings, Inc. (investment solutions) (2018-present), PhonePe (payment and financial services) (2020-present) and Meesho (eCommerce company) (2023-present); and formerly, Axis Bank (banking and financial services) (2013-2021), FlipKart Limited (eCommerce company) (2019-2020), CapFloat

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Financial Services Pvt., Ltd. (non-banking finance company) (2018), Zentific Investment Management (hedge fund) (2015-2018), and FinTech Evolution Acquisition (eCommerce company) (2021-2023).

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); and formerly, Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (2021-2023); Chairman, Asia Pacific, BlackRock (investment management) (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Interested Trustee and Officers:

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor[2] (1967) One Franklin Parkway San Mateo, CA 94403-1906	Trustee, President and Chief Executive Officer – Investment Management	Trustee since October 2024 and President and Chief Executive Officer – Investment Management since 2021*	60	None

Principal Occupation During at Least the Past 5 Years:

President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton fund complex.

IV.

For each series listed on Schedule A hereto, the following replaces the notes corresponding to the Independent Trustees and Interested Trustee and Officers tables in the “MANAGEMENT—Trustees and Officers” section of each SAI:

Note 1: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

[1]

Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment manager.

[2]	Patrick O’Connor is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer at Franklin Advisory Services LLC and Franklin Advisers Inc.

*

Ms. Baumann and Mr. O’Connor were each elected by shareholders of the Trust to serve as Trustees effective October 8, 2024. Information pertaining to the number of portfolios in the fund complex overseen by Ms. Baumann and Mr. O’Connor is as of October 8, 2024.

**

During the two most recently completed calendar years, Ms. Baumann owned shares of common stock in Franklin Resources, the parent company of the Manager, Subadviser, as applicable, and Distributor, in excess of $120,000. Prior to becoming a Trustee, she completely disposed of that common stock interest.

V.

For each series listed on Schedule A hereto, the following replaces the fourth sentence in the paragraph below the notes corresponding to the Independent Trustees and Interested Trustee and Officers tables in the “MANAGEMENT—Trustees and Officers” section of each SAI:

Rohit Bhagat, who serves as Chairperson of the Board of the Trust and such other investment companies, is paid an annual supplemental retainer of $15,000 for serving as the Chairperson of each such board, a portion of which is allocated to the Trust.

VI.	For each series listed on Schedule A hereto, the following is added to the table in the “MANAGEMENT—Trustee Compensation” section of each SAI:

Name	Total Fees Received from the Trust ($)[1]	Total Fees Received from the Franklin Templeton Fund Complex ($)[2]	Number of Boards in the Franklin Templeton Fund Complex on which Each Serves[3]
Alison J. Baumann*	N/A	N/A	5

*	Ms. Baumann was elected by shareholders of the Trust to serve as Trustee effective October 8, 2024.

VII.

For each series listed on Schedule A hereto, the following is added to the Independent Board Members and Interested Board Member tables, respectively, in the “MANAGEMENT—Trustee Ownership of Securities” section of each SAI:

Independent Board Members

Name of Board Member	Dollar Range of Equity Securities in the Fund(s)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Alison J. Baumann*	None	$50,001-$100,000

*	Information is as of March 22, 2024.

Interested Board Member

Name of Board Member	Dollar Range of Equity Securities in the Fund(s)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Patrick O’Connor*	None	$500,001-$1,000,000

*	Information is as of July 15, 2024.

VIII.

For each series listed on Schedule A hereto, the following replaces the corresponding information in the “MANAGEMENT—Qualifications of Trustees, Board Leadership Structure and Oversight and Standing Committees” section of each SAI:

Board structure A super-majority of board members consist of independent board members who are not deemed to be “interested persons” as provided under the 1940 Act. The Chairperson of the Board is an independent board member who, in addition to presiding at board meetings also, together with independent counsel, reviews proposed agendas for board meetings and generally acts as a liaison with management with respect to questions and issues raised by the independent board members. The Chairperson also presides at separate meetings of independent board members held in advance of each scheduled board meeting where various matters, including those being considered at such board meeting are discussed. It is believed such structure and activities assure that proper consideration is given at board meetings to matters deemed important to each Fund and its shareholders.

Trustee qualifications Information on the Fund’s officers and board members appears above including information on the business activities of board members during at least the past five years. In addition to personal qualities, such as integrity, the role of an effective Trust board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The Board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Board. As indicated, Rohit Bhagat has extensive experience in the asset management and financial services industries, Deborah D. McWhinney has extensive management, risk and cyber security experience, Anantha K. Pradeep has served as Chief Executive Officer of consulting and technology companies, Alison J. Baumann has prior experience in the asset management industry, including previously serving as Global Head of Product Governance at Franklin Templeton and Patrick O’Connor has investment management and risk oversight experience as a high ranking executive officer within Franklin Templeton.

IX.

For the Royce Quant Small-Cap Quality Value ETF, the following replaces the Fund’s fundamental investment policy regarding industry concentration in the “INVESTMENT POLICIES—Fundamental Investment Policies” section of the SAI:

Concentration: The Fund will not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, except as permitted by exemptive relief or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction.

X.

For the Royce Quant Small-Cap Quality Value ETF, the following replaces the Fund’s non-fundamental clarification of its fundamental investment policy regarding industry concentration in the “INVESTMENT POLICIES—Fundamental Investment Policies” section of the SAI:

With respect to the fundamental policy relating to concentration set forth above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be riskier than a fund that does not concentrate in an industry. The policy above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country; however, the Trust understands that the SEC staff considers securities issued by a foreign government to be in a single industry for purposes of calculating applicable limits on concentration. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

SCHEDULE A

Fund	Date of SAI
LEGG MASON ETF INVESTMENT TRUST

ClearBridge Dividend Strategy ESG ETF	August 1, 2024
ClearBridge Large Cap Growth ESG ETF	August 1, 2024
Franklin International Low Volatility High Dividend Index ETF	August 1, 2024
Franklin U.S. Low Volatility High Dividend Index ETF	August 1, 2024
Royce Quant Small-Cap Quality Value ETF	August 1, 2024
Western Asset Short Duration Income ETF	August 1, 2024
Western Asset Total Return ETF	August 1, 2024

LEGG MASON ETF INVESTMENT TRUST II

ClearBridge Focus Value ESG ETF	August 1, 2024

Please retain this supplement for future reference.